Fair Value Measurements, Derivative Instruments and Hedging Activities and Financial Risk - Financial Instruments that are Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Millions	Nov. 30, 2020	Nov. 30, 2019
Assets
Derivative financial instruments	$ 0	$ 58
Liabilities
Derivative financial instruments	10	25
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 1
Assets
Cash and cash equivalents	9,513	518
Restricted cash	179	13
Total	9,692	530
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 1 | Derivative financial instruments
Assets
Derivative financial instruments	0
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 2
Assets
Cash and cash equivalents		0
Restricted cash	0
Total		58
Liabilities
Total	10	25
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 2 | Derivative financial instruments
Assets
Derivative financial instruments		58
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 2 | Derivative financial instruments
Liabilities
Derivative financial instruments	10	25
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 3
Liabilities
Total	0	$ 0
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 3 | Derivative financial instruments
Assets
Derivative financial instruments	$ 0